Annual Total Returns- Vanguard Mid-Cap Value Index Fund (Admiral) [BarChart] - Admiral - Vanguard Mid-Cap Value Index Fund - Admiral Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.02%	37.66%	13.98%	(1.80%)	15.26%	17.04%	(12.42%)	27.99%	2.54%